Stock-Based Compensation - Share-based Payment Arrangement, Option, Activity (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 15, 2021	Mar. 31, 2022	Dec. 31, 2021
Number of Shares
Outstanding period start (in shares)		9,444,221
Exercised (in shares)	(4,738,344)	(753,261)
Expired/forfeited (in shares)		(86,324)
Outstanding period end (in shares)		8,604,636	9,444,221
Exercisable, Number of options (in shares)		952,603
Vested and expected to vest (in shares)		8,604,636
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 0.12
Exercise (in dollars per share)		0.12
Expired/forfeited (in dollars per share)		0.13
Ending balance (in dollars per share)		0.12	$ 0.12
Exercisable, Weighted average exercise price per share (in dollars per share)		0.12
Vested and expected to vest (in dollars per share)		$ 0.12
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual life (in years)		8 years 4 months 28 days	8 years 7 months 28 days
Exercised, Weighted average remaining contractual life (in years)		2 years 8 months 12 days
Exercisable, weighted average remaining contractual term (in years)		8 years 3 months 18 days
Vested and expected, weighted average remaining contractual term (in years)		8 years 4 months 28 days
Aggregate Intrinsic Value (In millions)
Beginning balance		$ 55.9
Ending balance		40.4	$ 55.9
Exercisable, aggregate intrinsic value		4.5
Vested and expected, aggregate intrinsic value		$ 40.4